UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-3904

Value Line Tax Exempt Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.                      10017
--------------------------------------------------------------------------------
(Address of principal executive offices)                (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: February 28, 2005

Date of reporting period: August 31, 2005

Item I.  Reports to Stockholders.

      A copy of the Semi-Annual Report to Stockholders for the period ended 8/31/05 is included with this Form.


--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 August 31, 2005
--------------------------------------------------------------------------------

                                 The Value Line
                                   Tax Exempt
                                   Fund, Inc.


                                     [LOGO]
                                   ----------
                                   VALUE LINE

                                     No-Load
                                     Mutual
                                      Funds

The Value Line Tax Exempt Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------
To Our Shareholders:

For the six months ended August 31, 2005, the total return of the Value Line Tax Exempt National Bond Portfolio was 2.89%. Over the same time period, the Lehman Brothers Broad Based Municipal Bond Index reported a gain of 2.85%(1).

The municipal bond market is having a very good year. New bond issuance in July was a record $34 billion and is on pace to pass the $400 billion mark for the year. This would make 2005 the largest year on record.

The outperformance of the tax-exempt market can be primarily attributed to strong demand. Direct retail investment is concentrated in the 10-year part of the yield curve. However, there is evidence that retail demand is getting stronger as the market sees a rise in cash flows into investment grade bond funds. Institutions are active buyers across the yield curve as are hedge funds. Insurance buyers are the strongest buyers in the 15-25 year range.

The strongest investment grade sector has been tobacco bonds. The perceived risk associated with this sector has added substantial yield. However, recent court rulings have reduced the risk level on the securities, which many market participants have ignored. Management of the Fund believes this is a market sector that is undervalued. The Fund's exposure to that sector represents 7 percent of its market value as of August 31, 2005. We will continue to add to this position as market conditions warrant it.

Going forward, the Fund is taking steps to increase its exposure to sectors, which are under weighted relative to the Lehman Index. Two sectors that the Fund does not have any exposure to are zero coupon and long pre-refunded bonds. A concerted effort will be made to add to these sectors when market conditions allow it. Another total return trend taking place is the outperformance of larger blocks of bonds. The influence of hedge fund buyers has tremendously increased the value and liquidity of securities with a minimum block size of $1 million. The Fund is currently restructuring its holdings into $1 million bond pieces. The Fund should strongly benefit from this strategy. Our goal remains to provide a maximum level of income exempt from Federal income taxes with a minimum level of risk. Thank you for your investment with us.

                                Sincerely,


                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President

October 11, 2005

--------------------------------------------------------------------------------
(1) The Lehman Brothers Broad Based Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.


--------------------------------------------------------------------------------
2

                                            The Value Line Tax Exempt Fund, Inc.

Tax Exempt Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The business expansion is likely to proceed at a somewhat slower pace of 3.0%-3.5% during the latter stages of 2005 than we had expected earlier, reflecting the major damage done to the Gulf Coast's economic underpinnings by the recent hurricanes in that region. As before, the economic up cycle should be sustained by healthy levels of construction spending and capital goods demand. Moreover, recent trends suggest that the economy will continue to grow at a stable 3.0%-3.5% in 2006.

Helping to sustain this upturn next year are likely to be solid levels of activity in the manufacturing area and the service sector. In fact, the need to rebuild portions of the hurricane-ravaged Gulf area should give the economy a modest boost. Such growth will probably be accompanied by still moderate, but somewhat higher, rates of inflation. The wild card in this equation, and one reason that we are not likely to see a higher level of business growth, is the high price of oil. Should that commodity stabilize in price over the next several months, as we assume, the sustainability of the long economic expansion, as well as the prolonged period of comparative price stability, probably would continue. Any material and sustained increase in oil prices from these recent levels would logically threaten this economic and inflation stability.

A continuing steady rate of gross domestic product growth and the accompanying stable rates of inflation that we expect would have positive ramifications for the financial markets. That's because this combination would logically allow the Federal Reserve to bring its cycle of monetary tightening to a close over the next several months -- if not sooner -- without undue harm to the lengthy economic and corporate earnings up cycles.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 through August 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative cost of owning different funds.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         3/1/05
                                                          value            value           thru
                                                         3/1/05           8/31/05         8/31/05
                                                       ----------       ----------      -----------
Actual ...........................................     $1,000.00        $1,028.90         $4.91
Hypothetical (5% return before expenses) .........     $1,000.00        $1,020.37         $4.89

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of .96%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half period.


--------------------------------------------------------------------------------
4

                                            The Value Line Tax Exempt Fund, Inc.

National Bond Portfolio Highlights at August 31, 2005 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Long-Term Holdings

                                                                                              Principal                Percentage of
Issue                                                                                           Amount       Value      Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Development Finance Agency, Revenue, Boston University, Ser. P, General Obligations,
 6.00%, 5/15/59 .............................................................................$4,475,000    $5,509,575      4.5%

Lubbock, Housing Finance Corp., Single Family Mortgage Revenue, Refunding, Ser. A,
 GNMA Collateral, 8.00%, 10/1/21 ............................................................ 3,000,000     4,421,700      3.6%

Badger Tobacco Securitization Corp., Asset Backed Revenue, 6.125%, 6/1/27 ................... 3,920,000     4,195,145      3.4%

Office Building Commission, Capital Complex, Revenue, Ser. B, MBIA Insured,
 7.40%, 7/1/15 .............................................................................. 3,000,000     3,841,080      3.1%

New Orleans Home Mortgage Authority, Special Obligations, 6.25%, 1/15/11 .................... 3,139,000     3,546,882      2.9%

Tobacco Settlement Financing Corporation, Revenue, Asset-Backed, Ser. A-1,
 MBIA Insured, 5.50%, 6/1/18 ................................................................ 3,000,000     3,333,000      2.7%

State Thruway Authority Highway & Bridge Trust Fund, Revenue, General Second Ser. B,
 FGIC Insured, 5.00%, 4/1/17 ................................................................ 3,000,000     3,315,000      2.7%

Laredo International Toll Bridge Revenue, Refunding, Ser. B, FSA Insured, 5.00%, 10/1/18 .... 3,000,000     3,275,460      2.7%

New York, General Obligations Unlimited, Ser. I, MBIA Insured, 5.00%, 8/1/17 ................ 3,000,000     3,274,770      2.7%

Houston Water & Sewer Systems, Revenue, Refunding, Lien-Ser. A, FSA Insured, 5.50%, 12/1/15.. 2,800,000     3,126,732      2.5%


--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[THE TABLE BELOW IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Short-Term Cash & Other                       (1.6%)
Long Term Municipal                          101.6%

--------------------------------------------------------------------------------
Quality Diversification -- Credit Quality expressed as a Percentage of Net Assets as of 8/31/05

Aaa                                                                        77.2%
Aa1                                                                         5.4%
Aa2                                                                         3.6%
Aa3                                                                         1.8%
A1                                                                          2.7%
A3                                                                          4.5%
Baa1                                                                        0.9%
Baa3                                                                        5.5%
Short-Term Investments                                                      3.9%
-------------------------------------------------------------------------------
Total Investments                                                         105.5%
Liabilities in excess of other assets                                      -5.5%
                                                                          -----
Total Net Assets                                                          100.0%
                                                                          -----

Source: Moody's ratings, defaulting to S&P when not rated.
Credit Quality is subject to change.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

   Principal                                                                                 Rating
    Amount                             National Bond Portfolio                            (unaudited)         Value
----------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (101.6%)
               ALASKA (1.1%)
               Housing Finance Corp.:
$ 1,000,000      General Housing, Revenue, Ser. A, FGIC Insured, 5.00%, 12/1/26 ........         Aaa      $  1,062,310
    300,000      International Airports Revenues, Ser. B, AMBAC Insured,
                   5.75%, 10/1/17 ......................................................         Aaa           340,404
                                                                                                          ------------
                                                                                                             1,402,714
                                                                                                          ------------
               ARKANSAS (0.3%)
    415,000    State Development Financial Authority, Single-Family Mortgage
                 Revenue, Mortgage-Backed, Securities Program, Ser. D,
                 GNMA/FNMA Collateral, 5.30%, 7/1/24 ...................................        AAA*           431,471
                                                                                                          ------------
               CALIFORNIA (13.0%)
  2,200,000    Coachella Valley California Unified School District, General
                 Obligations Unlimited, Ser. A, FGIC Insured, 5.00%, 8/1/17 ............         Aaa         2,427,854
  5,000,000    Golden State Tobacco Securitization, Capital Appreciation
                 Asset-Backed, Ser. A, FSA Insured, 0.00%, 6/1/25 ......................         Aaa         2,034,150
  1,000,000    Kings River Conservative District, Certificates of Participation,
                 Peaking Project, 5.00%, 5/1/13 ........................................        Baa1         1,079,800
  1,330,000    Palomar Pomerado Health, General Obligations Unlimited, Election
                 Of 2004 Ser. A, AMBAC Insured, 5.00%, 8/1/21 ..........................         Aaa         1,445,896
  1,945,000    Palomar Pomerado Health, General Obligations Unlimited, Election
                 Of 2004 Ser. A, AMBAC Insured, 5.00%, 8/1/22 ..........................         Aaa         2,109,508
  1,000,000    Sacramento City Financing Authority, Revenue, Refunding, FGIC
                 Insured, 5.00%, 12/1/19 ...............................................         Aaa         1,095,690
  2,000,000    Saugus Unified School District, General Obligations Unlimited,
                 Ser. B, FSA Insured, 5.00%, 8/1/29 ....................................         Aaa         2,143,700
  2,020,000    Tobacco Securitization Authority, Tobacco Settlement Revenue,
                 Asset-Backed, Ser. B, 5.00%, 6/1/28 ...................................        Baa3         2,043,998
  4,235,000    Washington Unified School District Yolo County, General Obligations
                 Unlimited, Capital Appreciation Election 2004, Ser. A,
                 0.00%, 8/1/25 .........................................................         Aaa         1,730,633
                                                                                                          ------------
                                                                                                            16,111,229
                                                                                                          ------------
               COLORADO (3.8%)
  1,545,000    Douglas County School District No. Re-1, Douglas & Elbert Countys,
                 Improvement, General Obligations Unlimited, Ser. B, FSA Insured,
                 5.00%, 12/15/17 .......................................................         Aaa         1,693,953


See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                            The Value Line Tax Exempt Fund, Inc.

                                                                 August 31, 2005
--------------------------------------------------------------------------------

  Principal                                                                                       Rating
   Amount                              National Bond Portfolio                                 (unaudited)        Value
--------------------------------------------------------------------------------------------------------------------------
$  770,000     Educational and Cultural Facilities Authority, Revenue, Student
                 Housing University of Colorado Funding Project, AMBAC Insured,
                 5.375%, 7/1/16 ............................................................           Aaa    $    852,105
 2,000,000     Jefferson County School District No. R-001, General Obligations
                 Unlimited, FSA Insured, 5.00%, 12/15/21 ...................................           Aaa       2,168,320
                                                                                                              ------------
                                                                                                                 4,714,378
                                                                                                              ------------
               FLORIDA (2.5%)
   500,000     Hillsborough County School District Sales Tax, Revenue,
                 AMBAC Insured, 5.00%, 10/1/20 .............................................           Aaa         546,785
   620,000     Pinellas County, Housing Finance Authority Single Family Mortgage
                 Revenue, GNMA/FNMA Collateral, 5.30%, 9/1/21 ..............................           Aaa         647,119
 1,745,000     University & College Association, Increment, Certificate Participation,
                 Ser. A, FGIC Insured, 5.00%, 10/1/26 ......................................           Aaa       1,866,138
                                                                                                              ------------
                                                                                                                 3,060,042
                                                                                                              ------------
               HAWAII (1.9%)
 2,000,000     Department of Budget and Finance, Special Purpose Mortgage
                 Revenue, Kapiolani Health Care System, MBIA Insured,
                 6.40%, 7/1/13 .............................................................           Aaa       2,376,160
                                                                                                              ------------
               ILLINOIS (7.6%)
 1,000,000     Chicago Board of Education, Albany Park Academy Project, General
                 Obligations Unlimited, Ser. F, MBIA Insured, 5.75%, 12/1/24 ...............           Aaa       1,153,350
   825,000     Chicago General Obligations Unlimited, Prerefunded, A, FSA Insured,
                 5.25%, 1/1/15 .............................................................           Aaa         927,902
   175,000     Chicago General Obligations Unlimited, Unprerefunded Balance,
                 A, FSA Insured, 5.25%, 1/1/15 .............................................           Aaa         195,221
 2,000,000     Chicago Sales Tax Revenue, Refunding, FSA Insured, 5.00%, 1/1/26 ..........             Aaa       2,142,680
 1,000,000     Chicago Transit Authority, Revenue, Federal Transit Administration
                 Section 5307-A, AMBAC Insured, 5.25%, 6/1/15 ..............................           Aaa       1,126,110
 2,000,000     Cook County General Obligations Unlimited, Ser. A, MBIA Insured,
                 6.25%, 11/15/2013 .........................................................           Aaa       2,368,540
   335,000     Illinois State, General Obligations Unlimited, First Series,
                 MBIA Insured, 5.375%, 7/1/20 ..............................................           Aaa         368,590
 1,000,000     Illinois State Sales Tax, Revenue, 5.00%, 6/15/24 .........................             Aa3       1,075,250
                                                                                                              ------------
                                                                                                                 9,357,643
                                                                                                              ------------
               INDIANA (3.1%)
 3,000,000     Office Building Commission, Capital Complex, Revenue, Ser. B,
                 MBIA Insured, 7.40%, 7/1/15 ...............................................           Aaa       3,841,080
                                                                                                              ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Principal                                                                             Rating
   Amount                           National Bond Portfolio                          (unaudited)          Value
------------------------------------------------------------------------------------------------------------------
               IOWA (0.5%)
$  545,000     Financial Authority Single Family Mortgage Revenue, Ser. A,
                 GNMA/FNMA Collateral, 5.00%, 7/1/22 ................................        Aaa      $    561,492
                                                                                                      ------------
               KANSAS (1.4%)
 1,675,000     Butler County Kansas Unified School District, Ser. B, General
                 Obligations Unlimited, FSA Insured, 5.00%, 9/1/30 ..................       AAA*         1,793,389
                                                                                                      ------------
               LOUISIANA (3.5%)
   710,000     Jefferson Parish Home Mortgage Authority, Single Family Revenue,
                 Ser. A, GNMA/FNMA Collateral, 4.70%, 6/1/15 ........................       AAA*           732,266
 3,139,000     New Orleans Home Mortgage Authority, Special Obligations,
                 6.25%, 1/15/11 .....................................................        Aaa         3,546,882
                                                                                                      ------------
                                                                                                         4,279,148
                                                                                                      ------------
               MASSACHUSETTS (6.7%)
 2,500,000     Bay Transportation Authority Massachusetts, Revenue, Assessment,
                 Ser. A, 5.00%, 7/15/27 .............................................        Aa1         2,770,675
 4,475,000     Development Finance Agency, Revenue, Boston University,
                 Ser. P, General Obligations, 6.00%, 5/15/59 ........................         A3         5,509,575
                                                                                                      ------------
                                                                                                         8,280,250
                                                                                                      ------------
               MICHIGAN (0.2%)
   265,000     State Building Authority, State Police Commission System, Revenue,
                 MBIA Insured, 4.65%, 10/1/19 .......................................        Aaa           279,077
                                                                                                      ------------
               MINNESOTA (1.7%)
 1,885,000     St. Paul, Port Authority Lease Revenue, 5.00%, 12/1/12 .............          Aa2         2,071,540
                                                                                                      ------------
               MISSISSIPPI (0.6%)
   735,000     Home Corp. Single Family Revenue, Ser. A-2, GNMA/FNMA
                 Collateral, 5.30%, 12/1/23 .........................................        Aaa           766,068
                                                                                                      ------------
               NEBRASKA (1.1%)
   490,000     Investment Finance Authority, Single Family Mortgage Revenue,
                 Ser. D, GNMA/FNMA/FHLMC Collateral, 5.25%, 9/1/22 ..................       AAA*           507,165
   800,000     Municipal Energy Agency, Power Line Supply Systems Revenue,
                 Ser. A, FSA Insured, 5.25%, 4/1/23 .................................        Aaa           881,320
                                                                                                      ------------
                                                                                                         1,388,485
                                                                                                      ------------
               NEW JERSEY (3.0%)
 1,500,000     Newark Housing Authority, Port Authority Marine Terminal, Revenue,
                 MBIA Insured, 5.25%, 1/1/15 ........................................        Aaa         1,666,485


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                            The Value Line Tax Exempt Fund, Inc.

                                                                 August 31, 2005
--------------------------------------------------------------------------------

 Principal                                                                             Rating
  Amount                            National Bond Portfolio                          (unaudited)          Value
------------------------------------------------------------------------------------------------------------------
$ 1,000,000    State Housing and Mortgage Finance Agency, Multi-Family, Revenue,
                 Ser. D, FGIC Insured, 4.60%, 11/1/25 ...............................       AAA*      $  1,011,350
    945,000    State Housing and Mortgage Finance Agency, Revenue, Capital
                 Funding Program, Ser. A, FSA Insured, 4.70%, 11/1/25 ...............        Aaa           967,822
                                                                                                      ------------
                                                                                                         3,645,657
                                                                                                      ------------
               NEW MEXICO (2.2%)
  1,110,000    Albuquerque Joint Water & Sewer, Revenue, Refunding Ser A.,
                 5.25%, 7/1/10 ......................................................        Aa3         1,209,545
  1,490,000    Mortgage Finance Authority, Revenue, Single Family Mortgage
                 Program-D, FNMA/GNMA/FHLMC Collateral, 4.65%, 7/1/15 ...............       AAA*         1,532,107
                                                                                                      ------------
                                                                                                         2,741,652
                                                                                                      ------------
               NEW YORK (12.9%)
               Dormitory Authority, Note Revenue:
    500,000      FHA Insured Mortgage, Montefiore Hospital, FGIC Insured,
                   5.00%, 2/1/13 ....................................................        Aaa           548,435
  1,500,000    Hospital Insured Mortgage, FSA Insured, Ser. A, 5.25%, 8/15/19 .......        Aaa         1,649,415
  3,000,000    General Obligations Unlimited, Ser. I, MBIA Insured, 5.00%, 8/1/17 ...         A1         3,274,770
  1,000,000    General Obligations Unlimited, Ser. E, FSA Insured, 5.00%, 11/1/13 ...        Aaa         1,102,710
  1,000,000    General Obligations Unlimited, Ser. K, FSA Insured, 4.55%, 8/1/15 ....        Aaa         1,069,660
  1,000,000    New York State Urban Development Corp., Revenue, State Personal
                 Income Tax, FACS-A-1, FGIC Insured, 5.00%, 3/15/25 .................        Aaa         1,072,460
    500,000    Port Authority New York and New Jersey Consolidated, Revenue,
                 127th Ser., AMBAC Insured, 5.00%, 12/15/21 .........................        Aaa           528,370
  3,000,000    Tobacco Settlement Financing Corporation, Revenue, Asset-Backed,
                 Ser. A-1, MBIA Insured, 5.50%, 6/1/18 ..............................        Aaa         3,333,000
  3,000,000    State Thruway Authority Highway & Bridge Trust Fund, Revenue,
                 General Second Ser. B, FGIC Insured, 5.00%, 4/1/17 .................       AAA*         3,315,000
                                                                                                      ------------
                                                                                                        15,893,820
                                                                                                      ------------
               NORTH CAROLINA (0.9%)
  1,000,000    Wintston-Salem Water and Sewer Systems, Revenue, 5.00%, 6/1/24 .......        Aa2         1,083,380
                                                                                                      ------------
               NORTH DAKOTA (1.8%)
               Housing Finance Agency, Housing Finance Program, Home Mortgage
                 Finance Program Refunding Bonds:
    190,000      Ser. A, 6.20%, 7/1/14 ..............................................        Aa2           190,458
    885,000      Ser. B, 5.30%, 7/1/24 ..............................................        Aa2           919,754
  1,000,000    State Water Commission Revenue, Water Development & Management
                 Program, Ser. B, MBIA Insured, 5.00%, 8/1/25 .......................        Aaa         1,075,230
                                                                                                      ------------
                                                                                                         2,185,442
                                                                                                      ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

Principal                                                                              Rating
 Amount                         National Bond Portfolio                              (unaudited)        Value
----------------------------------------------------------------------------------------------------------------
               OHIO (1.0%)
$  180,000     Housing and Community Service Department, Single-Family Revenue,
                 Ser. A-2, 5.50%, 9/1/22 .........................................           Aaa    $    189,943
 1,000,000     Housing Finance Agency Mortgage Revenue, Residential
                 Mortgage-Backed Securities Refunding Bonds, Ser. A,
                 GNMA/FNMA Collateral, 4.55%, 9/1/24 .............................           Aaa       1,002,200
                                                                                                    ------------
                                                                                                       1,192,143
                                                                                                    ------------
               OREGON (0.1%)
               State Housing and Community Services Department, Revenue:
   100,000       Multiple Purposes, Ser. A, FSA Insured, 4.30%, 7/1/24 ...........           Aaa         100,947
                                                                                                    ------------
               PENNSYLVANIA (1.8%)
 1,650,000     Philadelphia School District, General Obligations Unlimited,
                 Ser. B, FGIC Insured, 5.625%, 8/1/13 ............................           Aaa       1,873,773
   295,000     Pittsburgh Urban Redevelopment Authority, Mortgage Revenue,
                 Ser. B, 4.50%, 4/1/26 ...........................................           Aa1         295,201
                                                                                                    ------------
                                                                                                       2,168,974
                                                                                                    ------------
               SOUTH CAROLINA (2.3%)
 1,390,000     Piedmont Municipal Power Agency, Electric Revenue, Unrefunded
                 Balance Ser. A, FGIC Insured, 6.50%, 1/1/14 .....................           Aaa       1,664,622
 1,150,000     State Housing Finance and Development Authority, Revenue,
                 Ser. A-2, FSA Insured, 5.00%, 7/1/20 ............................           Aaa       1,194,010
                                                                                                    ------------
                                                                                                       2,858,632
                                                                                                    ------------
               SOUTH DAKOTA (5.5%)
 2,580,000     Heartland Consumers Power Distribution, Electric Utility,
                 FSA Insured, 6.00%, 1/1/17 ......................................           Aaa       3,082,790
               Housing Development Authority, Homeownership Mortgage, Revenue:
 1,500,000       Ser. C, 5.35%, 5/1/22 ...........................................           Aa1       1,615,785
 1,500,000       Ser. D, 5.25%, 5/1/17 ...........................................           Aa1       1,578,045
   455,000       Ser. G, 3.95%, 5/1/12 ...........................................           Aa1         465,242
                                                                                                    ------------
                                                                                                       6,741,862
                                                                                                    ------------
               TENNESSEE (0.2%)
   220,000     Housing Development Agency Homeownership, Revenue,
                 General Obligations, 5.00%, 7/1/17 ..............................           Aa2         224,387
                                                                                                    ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                            The Value Line Tax Exempt Fund, Inc.

                                                                 August 31, 2005
--------------------------------------------------------------------------------

 Principal                                                                                 Rating
  Amount                             National Bond Portfolio                             (unaudited)          Value
----------------------------------------------------------------------------------------------------------------------
               TEXAS (15.3%)
$ 1,165,000    Corpus Christi Utility System, Revenue, FSA Insured, 5.25%, 7/15/19 .....         Aaa      $  1,309,728
  1,415,000    Denton County, General Obligation Limited, FSA Insured,
                 5.00%, 7/15/22 ........................................................         Aaa         1,525,823
  1,000,000    Houston Airport System, Revenue, Sub Lien, FSA Insured,
                 5.50%, 7/1/20 .........................................................         Aaa         1,109,030
  2,800,000    Houston Water & Sewer Systems, Revenue, Refunding, Lien-Ser. A,
                 FSA Insured, 5.50%, 12/1/15 ...........................................         Aaa         3,126,732
  3,000,000    Lubbock, Housing Finance Corp., Single Family Mortgage Revenue,
                 Refunding, Ser. A, GNMA Collateral, 8.00%, 10/1/21 ....................        AAA*         4,421,700
  3,000,000    Laredo International Toll Bridge Revenue, Refunding, Ser. B, FSA
                 Insured, 5.00%, 10/1/18 ...............................................         Aaa         3,275,460
  1,200,000    Mansfield Independent School District, School Building, General
                 Obligation Unlimited, PSF Guaranteed, 5.00%, 2/15/20 ..................         Aaa         1,292,400
    500,000    Nueces River Authority, Water Supply Revenue, Corpus Christi
                 Project, FSA Insured, 5.00%, 7/15/25 ..................................         Aaa           535,790
    950,000    State Department Housing and Community Affairs, Single Family
                 Revenue, Ser. C, FSA Insured, 5.00%, 3/1/35 ...........................         Aaa           975,204
  1,285,000    West Harris County, Water Authority, Water System Revenue, FSA
                 Insured, 5.00%, 12/15/24 ..............................................         Aaa         1,374,539
                                                                                                          ------------
                                                                                                            18,946,406
                                                                                                          ------------
               VIRGINIA (0.7%)
    400,000    Housing Development Authority, Commonwealth Mortgage Revenue,
                 Ser. A, General Obligations, 4.85%, 10/1/21 ...........................         Aaa           408,544
    500,000    Tobacco Settlement Financing Corporation, Revenue, Asset-Backed,
                 5.25%, 6/1/19 .........................................................        Baa3           518,500
                                                                                                          ------------
                                                                                                               927,044
                                                                                                          ------------
               WASHINGTON (1.5%)
  1,765,000    Grant County Public Utility District No. 002, Wanapum Hydro
                 Electric, Revenue, Ser. A, FGIC Insured, 5.00%, 1/1/22 ................         Aaa         1,899,828
                                                                                                          ------------
               WISCONSIN (3.4%)
  3,920,000    Badger Tobacco Securitization Corp., Asset Backed Revenue,
                 6.125%, 6/1/27 ........................................................        Baa3         4,195,145
                                                                                                          ------------
               TOTAL LONG-TERM MUNICIPAL SECURITIES
                 (COST $120,306,029) ...................................................                   125,519,485
                                                                                                          ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

Principal                                                                                  Rating
 Amount                            National Bond Portfolio                               (unaudited)           Value
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (3.9%)
$  200,000     California State, General Obligations Unlimited, Ser. A-3
                 LOC-WESTLB AG, 2.26%, 9/1/05 .........................................   VMIG-1 (1)       $    200,000
   500,000     California, Irvine Ranch Water District Certificate Participation,
                 LOC-Landesbak Insured, 2.26%, 9/1/05 .................................   VMIG-1 (1)            500,000
 3,600,000     Louisiana, East Baton Rouge Parish Pollution, Revenue,
                 Variable Refunding, 2.30%, 9/1/05 ....................................      P-1 (1)          3,600,000
    80,000     Massachusetts State Health & Educational Facilities Authority,
                 Revenue, Ser. B, MBIA Insured, 2.32%, 9/1/05 .........................     A-1+ (1)             80,000
   400,000     New York, New York City Municipal Water Finance Authority,
                 Water & Sewer Systems Revenue Ser. C, FGIC Insured,
                 2.3%, 9/1/05 .........................................................   VMIG-1 (1)            400,000
                                                                                                           ------------
               TOTAL SHORT-TERM MUNICIPAL SECURITIES
                 (COST $4,780,000) ....................................................                       4,780,000
                                                                                                           ------------
               TOTAL MUNICIPAL SECURITIES (105.5%)
                 (COST $125,086,029) ..................................................                     130,299,485
                                                                                                           ------------
               LIABILITIES IN EXCESS OF OTHER ASSETS (-5.5%) ..........................                      (6,814,350)
                                                                                                           ------------
               NET ASSETS (100.0%) ....................................................                    $123,485,135
                                                                                                           ============
               NET ASSET VALUE, OFFERING AND REDEMPTION
                 PRICE, PER OUTSTANDING SHARE
                 ($123,485,135 [divided by] 11,455,119 shares outstanding) ............                    $      10.78
                                                                                                           ============

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

(1) Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of August 31, 2005.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                            The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at August 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                   National Bond
                                                                     Portfolio
                                                                  --------------
                                                                   (In thousands
                                                                    except per
                                                                   share amount)
                                                                  --------------
Assets:
Investment securities, at value
   (cost $125,086) ..........................................        $130,299
Cash ........................................................             124
Receivable for securities sold ..............................           6,721
Interest receivable .........................................           1,231
Receivable for capital shares sold ..........................               9
                                                                     --------
     Total Assets ...........................................         138,384
                                                                     --------
Liabilities:
Payable for securities purchased ............................          14,337
Dividends payable to shareholders ...........................             381
Payable for capital shares repurchased ......................               9
Accrued expenses:
   Advisory fee .............................................              53
   Service and distribution plan fees payable ...............              26
   Director's fee ...........................................               6
   Other ....................................................              87
                                                                     --------
     Total Liabilities ......................................          14,899
                                                                     --------
Net Assets ..................................................        $123,485
                                                                     ========
Capital stock, at $0.01 par value
   (Authorized 65,000,000 shares;
   outstanding 11,455,119 shares) ...........................        $    115
Additional paid-in capital ..................................         117,297
Undistributed net investment income .........................              45
Accumulated net realized gain
   on investments ...........................................             815
Net unrealized appreciation of investments ..................           5,213
                                                                     --------
Net Assets ..................................................        $123,485
                                                                     ========
Net Asset Value, Offering and
   Redemption Price, per Outstanding
   Share ($123,485 [divided by] 11,455
   shares outstanding) ......................................        $  10.78
                                                                     ========

Statement of Operations
for the Six Months Ended August 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                  National Bond
                                                                    Portfolio
                                                                  --------------
                                                                  (In thousands)
                                                                  --------------
Investment Income:
Interest ...................................................         $ 2,771
                                                                     -------
Expenses:
Advisory fee ...............................................             315
Service and distribution plan fee ..........................             157
Audit and legal fees .......................................              39
Transfer agent fees ........................................              25
Printing and stationery ....................................              15
Custodian fees .............................................              13
Director's fees and expenses ...............................              10
Insurance ..................................................               9
Postage ....................................................               8
Other ......................................................              15
                                                                     -------
   Total Expenses before custody credits ...................             606
   Less: custody credit ....................................              (5)
                                                                     -------
   Net expenses ............................................             601
                                                                     -------
Net Investment Income ......................................           2,170
                                                                     -------
Realized and Unrealized Gain
   on Investments
   Net Realized Gain .......................................             469
   Change in Net Unrealized Appreciation ...................             928
                                                                     -------
Net Realized Gain and Change in Net
   Unrealized Appreciation
   on Investments ..........................................           1,397
                                                                     -------
Net Increase in Net Assets
   from Operations .........................................         $ 3,567
                                                                     =======


See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended August 31, 2005 (unaudited) and for the Year Ended February 28, 2005
--------------------------------------------------------------------------------

                                                                                     National Bond Portfolio
                                                                              -------------------------------------
                                                                              Six Months Ended
                                                                              August 31, 2005        Year Ended
                                                                                (unaudited)       February 28, 2005
                                                                              -------------------------------------
                                                                                     (Dollars in thousands)
Operations:
 Net investment income ...................................................       $  2,170            $   4,577
 Net realized gain on investments ........................................            469                  574
 Change in unrealized appreciation (depreciation) on investments .........            928               (3,847)
                                                                                 -----------------------------
 Net Increase in net assets from operations ..............................          3,567                1,304
                                                                                 -----------------------------
Distributions to Shareholders:
 Net investment income ...................................................         (2,166)              (4,568)
 Net realized gains ......................................................             --               (1,359)
                                                                                 -----------------------------
 Net decrease in net assets from distributions ...........................         (2,166)              (5,927)
                                                                                 -----------------------------
Capital Share Transactions:
 Proceeds from sale of shares ............................................          2,606               31,478
 Proceeds from reinvestment of distributions to shareholders .............          1,274                4,284
 Cost of shares repurchased ..............................................         (8,275)             (54,300)
                                                                                 -----------------------------
 Net decrease in net assets from capital share transactions ..............         (4,395)             (18,538)
                                                                                 -----------------------------
Total Decrease in Net Assets .............................................         (2,994)             (23,161)
Net Assets:
 Beginning of period .....................................................        126,479              149,640
                                                                                 -----------------------------
 End of period ...........................................................       $123,485            $ 126,479
                                                                                 =============================
Undistributed Net Investment Income at end of year .......................       $     45            $      41
                                                                                 =============================


See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                            The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)                        August 31, 2005
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of the National Bond Portfolio. The Money Market Portfolio of the Fund liquidated on July 21, 2005. The primary investment objective of the Fund is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The investments are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

(B) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. Dividends credited to a shareholder's account are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains in either Portfolio at least annually.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/ tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax or excise tax is required.

(D) Investments: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) Representations and Indemnifications: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)                        August 31, 2005
--------------------------------------------------------------------------------

general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.    Capital Share Transactions

Transactions in capital stock were as follows:

                                                      National Bond Portfolio
                                                    ----------------------------
                                                     Six Months
                                                       Ended
                                                     August 31,      Year Ended
                                                        2005        February 28,
                                                    (unaudited)         2005
                                                    ----------------------------
                                                            (in thousands)
Shares sold ...................................          244           2,972
Shares issued to shareholders in
   reinvestment of distributions ..............          119             402
                                                        --------------------
                                                         363           3,374
Shares repurchased ............................         (774)         (5,078)
                                                        --------------------
Net decrease ..................................         (411)         (1,704)
                                                        ====================

3.    Purchases and Sales of Securities

Purchases and sales of municipal securities were as follows:

                                                                 National Bond
                                                                   Portfolio
                                                                ---------------
                                                                   Six Months
                                                                     Ended
                                                                   August 31,
                                                                      2005
                                                                  (unaudited)
                                                                ---------------
                                                                 (in thousands)
PURCHASES:
   Long-term obligations ...................................         $58,257
   Short-term obligations ..................................          16,200
                                                                     -------
                                                                     $74,457
                                                                     =======
MATURITIES OR SALES:
   Long-term obligations ...................................         $54,616
   Short-term obligations ..................................          17,320
                                                                     -------
                                                                     $71,936
                                                                     =======

4.    Income Taxes

At August 31, 2005, information on the tax basis of investment was as follows:

                                                                  National Bond
                                                                    Portfolio
                                                                 ---------------
                                                                  (in thousands)
Cost of investments for tax purposes .......................         $125,030
                                                                     ========
Gross tax unrealized appreciation ..........................         $  5,339
Gross tax unrealized depreciation ..........................              (70)
                                                                     --------
Net tax unrealized appreciation
   on investments ..........................................         $  5,269
                                                                     ========

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums.


--------------------------------------------------------------------------------
16

                                            The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)                        August 31, 2005
--------------------------------------------------------------------------------

5.    Investment Advisory Contract and Transactions With Affiliates

An advisory fee of $314,705 was paid or payable to Value Line, Inc. (the "Adviser") for the six months ended August 31, 2005. The advisory fee is based on average daily net assets of the portfolios of the Fund at an annual rate of ..50%. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation.

For the six months ended August 31, 2005, the Fund's expenses were reduced by $4,970 under a custody credit arrangement with the custodian.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $157,352 were paid or payable to the Distributor under this Plan for the six months ended August 31, 2005.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund. At August 31, 2005, the Adviser and/or affiliated companies owned 60,338 shares of the Fund representing less than 1% of the outstanding shares. Certain officers and directors of the Fund owned 122,972 shares, representing 1.07% of the outstanding shares.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Financial Highlights (unaudited)
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                              National Bond Portfolio
                                              --------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended
                                               August 31,                      Years Ended on Last Day of February,
                                                  2005      ------------------------------------------------------------------------
                                              (unaudited)       2005            2004          2003          2002          2001
                                              --------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  10.66        $  11.03      $  10.84      $  10.68      $  10.51      $   9.79
                                              --------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income .....................        0.19            0.37          0.38          0.42          0.45          0.49
 Net gains or losses on securities
  (both realized and unrealized) ...........        0.12           (0.26)         0.19          0.18          0.17          0.72
                                              --------------------------------------------------------------------------------------
 Total from investment operations ..........        0.31            0.11          0.57          0.60          0.62          1.21
                                              --------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income ......       (0.19)          (0.37)        (0.38)        (0.42)        (0.45)        (0.49)
 Distributions from net realized gains .....          --           (0.11)           --(2)      (0.02)           --            --
                                              --------------------------------------------------------------------------------------
 Total distributions .......................       (0.19)          (0.48)        (0.38)        (0.44)        (0.45)        (0.49)
                                              --------------------------------------------------------------------------------------
Net asset value, end of period .............    $  10.78        $  10.66      $  11.03      $  10.84      $  10.68      $  10.51
                                              ======================================================================================
Total return ...............................        2.89%(4)        1.14%         5.36%         5.76%         5.97%        12.68%
                                              ======================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands) ...    $123,485        $126,479      $149,640      $165,175      $162,128      $158,139
Ratio of expenses to average net assets ....        0.96%(1)        0.97%(1)      0.94%(1)      0.91%(1)      0.91%(1)      0.82%(1)
Ratio of net investment income to
 average net assets ........................        3.45%(5)        3.48%         3.50%         4.00%         4.28%(3)      4.82%
Portfolio turnover rate ....................          46%(5)          93%          166%          134%           76%           94%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been .96%, .97%, .94%, .90%, .90%, and .81%, respectively, as of August
      31, 2005, February 28, 2005, February 29, 2004, February 28, 2003,
      February 28, 2002 and February 28, 2001.

(2)   0.0005

(3) As required, effective March 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on debt securities. The effect of this change for the year ended February 28, 2002 on net investment income and net realized and unrealized gains and losses was less than $.01 per share. The effect of this change was to increase the ratio of net investment income to average net assets from 4.22% to 4.28%. Per share and ratios for the year prior to March 1, 2001 have not been restated to reflect this change in accounting policy.

(4)   Net annualized

(5)   Annualized


See Notes to Financial Statements.
--------------------------------------------------------------------------------
18

                                            The Value Line Tax Exempt Fund, Inc.

--------------------------------------------------------------------------------






The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Factors Considered by the Independent Trustees
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that the Fund's Agreement be approved annually by both the Board of Trustees (collectively "the Trustees") and a majority of the Trustees who are not affiliated with Value Line, Inc., the Fund's investment adviser ("Value Line") (the "Independent Trustees"), voting separately. The Trustees have determined that the terms of the Fund's investment advisory agreement (the "Agreement") are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Trustees met in executive sessions separately from the Interested Trustees of the Fund and any officers of Value Line.

Both in meetings which specifically addressed the renewal of the Agreement and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to Value Line's investment and management services under the Agreement. These materials included: (i) information on the investment performance of the Fund, a peer group of funds and an index; (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage; and (vi) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics, and the structure and responsibilities of Value Line's compliance department.

As part of the review of the Agreement, the Independent Trustees requested and Value Line provided additional information in order to evaluate the quality of Value Line's services and the reasonableness of the fee under the Agreement. Among other items, this information included data or analyses of (1) management and other fees incurred by a peer group of funds selected by an independent evaluation service (the "Peer Group"), (2) expense ratios for the Fund and the Peer Group, (3) the investment performance for the Fund and its Peer Group, (4) Value Line's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (5) investment management staffing, and (6) the potential for achieving further economies of scale.

The following summarizes matters considered by the Trustees in connection with their renewal of the Agreement. However, the Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance. The Trustees determined that Value Line had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance, as well as the Fund's performance compared to both the performance of the Peer Group and the results of an index. The Board considered the Fund's performance for the one-year, three-year, five-year and 10-year periods ended December 31, 2004 and concluded that over the long-term, the Fund's performance was within a reasonable range of the average fund in the Peer Group, supporting the continuation of the Agreement.

Value Line's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also engaged in discussions with senior management of Value Line responsible for investment operations. The Trustees concluded that Value Line has the quality and depth of personnel and the well-developed methods essential to performing its duties under the Agreement.


--------------------------------------------------------------------------------
20

                                            The Value Line Tax Exempt Fund, Inc.

Factors Considered by the Independent Trustees
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to the shareholders of the Fund. The Trustees also considered the nature and extent of the other services provided by Value Line's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services were satisfactory, reliable and served the shareholders of the Fund well.

Management Fee and Expenses. The Trustees considered Value Line's fee under the Agreement relative to the management fees charged by the Peer Group. Although the Fund's management fee was higher than the average management fee of the Peer Group, the Trustees concluded that the Adviser's fee was reasonable in light of the services and expertise provided to the Fund by the Adviser's management team. While the total expenses of the Fund exceeded the average expenses of the Peer Group, the difference was primarily attributable to the higher Rule 12b-1 fees paid by the Fund compared to the Peer Group average, and the Board concluded that the Fund's expense ratio was reasonable in relation to its Peer Group.

Profitability. The Trustees considered the level of Value Line's profits with respect to the management of the Fund. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund. The Trustees concluded that Value Line's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Trustees noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund.

Other Benefits to Value Line. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Agreement, and by the Fund's shareholders for services provided by Value Line and affiliates.

Conclusion. The Trustees, in light of Value Line's overall performance, considered it appropriate to continue to retain the management services of Value Line. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Agreement with the Fund is fair and reasonable and voted to approve the continuation of the Agreement for another year.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 14 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              Principal
                                                              Occupation                             Other
                                                Length of     During the                             Directorships
Name, Address, and Age     Position             Time Served   Past 5 Years                           Held by Director
---------------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------

Jean Bernhard Buttner      Chairman of the      Since 1987    Chairman, President and Chief          Value Line, Inc.
Age 70                     Board of Directors                 Executive Officer of Value Line,
                           and President                      Inc. (the "Adviser") and Value
                                                              Line Publishing, Inc. Chairman
                                                              and President of each of the 14
                                                              Value Line Funds and Value Line
                                                              Securities, Inc. (the "Distributor").
---------------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive: President,      None
5 Outrider Road                                               Ruth Realty (real estate broker).
Rolling Hills, CA 90274
Age 70
---------------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
-------------------------

John W. Chandler           Director             Since 1991    Consultant, Academic Search            None
1611 Cold Spring Rd.                                          Consultation Service, Inc.;
Williamstown, MA 01267                                        Trustee Emeritus and Chairman
Age 81                                                        (1993-1994) of the Board of
                                                              Trustees of Duke University;
                                                              President Emeritus, Williams
                                                              College.
---------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,              None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 64
---------------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 2000    Professor of History, Williams         Berkshire Life
54 Scott Hill Road                                            College, 1961 to present.              Insurance
Williamstown, MA 01267                                        President Emeritus since 1994          Company of
Age 74                                                        and President, 1985-1994;              America
                                                              Chairman (1993-1997) and
                                                              Interim President (2002) of
                                                              the American Council of
                                                              Learned Societies.


--------------------------------------------------------------------------------
22

                                            The Value Line Tax Exempt Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                  Principal
                                                                  Occupation                           Other
                                                    Length of     During the                           Directorships
Name, Address, and Age       Position               Time Served   Past 5 Years                         Held by Director
-----------------------------------------------------------------------------------------------------------------------
David H. Porter              Director               Since 1997    Visiting Professor of Classics,      None
5 Birch Run Drive                                                 Williams College, since 1999;
Saratoga Springs, NY 12866                                        President Emeritus, Skidmore
Age 69                                                            College since 1999 and President,
                                                                  1987-1998.
-----------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director               Since 1987    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                                   Economy.                             (plastics)
Panama City Beach, FL 32413
Age 66
-----------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director               Since 1996    Senior Financial Advisor,            None
1409 Beaumont Drive                                               Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                                since April 1, 2004; Senior
Age 56                                                            Financial Advisor, Hawthorne,
                                                                  2001-2004.
-----------------------------------------------------------------------------------------------------------------------
Officers
--------

Kathleen Bramlage            Vice President         Since 2005    Portfolio Manager with the
Age 46                                                            Adviser; Municipal Analyst.
-----------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,        Since 1994    Director, Vice President and
Age 47                       Secretary and                        Compliance Officer of the
                             Treasurer                            Adviser. Director and Vice
                                                                  President of the Distributor. Vice
                                                                  President, Secretary, Treasurer
                                                                  and Chief Compliance Officer of
                                                                  each of the 14 Value Line Funds.
-----------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Treasurer,   Since 2005    Director, Vice President and
Age 51                       Assistant Secretary                  Secretary of the Adviser.
                                                                  Director and Vice President
                                                                  of the Distributor.
-----------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
24

--------------------------------------------------------------------------------

INVESTMENT ADVISER              Value Line, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

DISTRIBUTOR                     Value Line Securities, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

CUSTODIAN BANK                  State Street Bank and Trust Co.
                                225 Franklin Street
                                Boston, MA 02110

SHAREHOLDER                     State Street Bank and Trust Co.
SERVICING AGENT                 c/o BFDS
                                P.O. Box 219729
                                Kansas City, MO 64121-9729

INDEPENDENT                     PricewaterhouseCoopers LLP
REGISTERED PUBLIC               300 Madison Avenue
ACCOUNTING FIRM                 New York, NY 10017

LEGAL COUNSEL                   Peter D. Lowenstein, Esq.
                                Two Sound View Drive, Suite 100
                                Greenwich, CT 06830

DIRECTORS                       Jean Bernhard Buttner
                                John W. Chandler
                                Frances T. Newton
                                Francis C. Oakley
                                David H. Porter
                                Paul Craig Roberts
                                Marion N. Ruth
                                Nancy-Beth Sheerr

OFFICERS                        Jean Bernhard Buttner
                                Chairman and President
                                Kathleen Bramlage
                                Vice President
                                David T. Henigson
                                Vice President,
                                Secretary/Treasurer
                                Howard A. Brecher
                                Assistant Secretary/
                                Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #534003

Item  2. Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 10. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits.

      (a)   Not applicable.

      (b)   (1)   Certification pursuant to Rule 30a-2 under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By    /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President

Date: 10/31/05
      --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      -------------------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ David T. Henigson
      -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: 10/31/05
      --------------------------